Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of Secondary Offering, Capital Stock and Series of Shares

As of December 31, 2025, the Company’s capital stock and series of shares are as shown below:

Description	Number of shares	Total value
Class A	62,141,441	Ps.	8,017,901
Class B	5,200,000		19,569
Class C	49,393,697		1,287,886
Total	116,735,138	Ps.	9,325,356